Provident Funding Mortgage Trust 2020-F1 ABS-15G

Exhibit 99.7

Data Comparison

Run Date - 12/13/2020

Loan #1	Recovco ID	Field	Loan Value	Tape Value	Variance	Comment	Tape Source	Tape Type
XXXXXXXXXX	RMTJ2QNRNTP	Original CLTV Ratio Percent	23.758%	38.909%	-15.151%		Initial
XXXXXXXXXX	YHVXVCD2CN4	B1 Self-Employed?	Yes	No		The borrower is a salaried employee and is also self-employed per the schedule C included in the form 1040 in the file.	Initial
XXXXXXXXXX	MOXBZVS11ZO	Representative Score	777	785	-8	The middle credit score is 777.	Initial
XXXXXXXXXX	EEAN4RQNRLH	Representative Score	796	758	38	The Credit Report P 259 reflected the Borrowers middle qualifying score as 796, and the Co-Borrowers as 802; therefore the lowest middle qualifying score is 796.	Initial
XXXXXXXXXX	H2PHLOFXWHB	B1 Self-Employed?	No	Yes		B1 was a wage earner confirmed per the file review (Page XXX), B2 was self-employed.	Initial
XXXXXXXXXX	YLL1J4UNLTM	Representative Score	804	806	-2	The co-borrower's lower median FICO score is 804.	Initial
XXXXXXXXXX	3RB20H4DBY5	Representative Score	784	791	-7	The lowest middle credit score is the qualifying credit score. Two of the credit scores are the same, hence the lower of the scores was selected.	Initial
XXXXXXXXXX	L1PQDHRQQKH	Representative Score	723	736	-13	The middle score for borrower 1 is 723.	Initial
XXXXXXXXXX	GGM50WYVMWB	Borrower DTI Ratio Percent	29.717%	32.850%	-3.133%	Origination underwriter included taxes and insurance in the PITI payment for the rental property when the mortgage statement indicated that escrows were already included and included a utility in the ratio calculation. The difference is within 3%.	Initial
XXXXXXXXXX	QIDZ2AIYZM0	Borrower DTI Ratio Percent	35.166%	38.390%	-3.224%	The Ratios screen does not have an active "HOA" field. The HOA fee of $XXXX/month, per the HOA statement (page XXX) in the file, was not included in the PITI payment in this review.	Initial
XXXXXXXXXX	0D2LEH3PZDP	Borrower DTI Ratio Percent	44.559%	41.160%	3.399%	The origination underwriter used a lease in the amount of $XXX located on page XXX to offset the payment of one of the rental properties owned by the borrower (XXXX). The loan was LP approved located on page XXX. The credit report located on page XXX reflects the borrower owned the rental property in 2019. The lease located on page XXX is dated XX/XX/XXXX begins XX/XX/XXXX ending XX/XX/XXXX. The Freddie guidelines section 5306.1 indicates a signed lease may be used if: The property was not of service for any time period in the prior year (must be documented) ; the property was purchased later in the year and the Schedule E supports the reduced number of days. The borrowers 2019 Schedule E located on page XXX does not include the property; therefore, a lease cannot be used to offset the payment. Including the total PITIA payment of $XXXX results in a DTI of 44.6%. The compensating factors are the borrower have $XXXX in liquid reserves and have 814/800 middle scores. Additionally, borrower one receives bonus income that was not used in the income calculation for qualifying purposes.&#x0D;	Initial
XXXXXXXXXX	Z0VME5JEEXV	Borrower DTI Ratio Percent	31.626%	35.260%	-3.634%	The borrowers income is calculated slightly higher than origination using year to date earnings of $XXXX/3.5=$XXXX per the written verification of employment located on page XXX, paid through XX/XX/XXXX.	Initial
XXXXXXXXXX	YLRAIY0GSU3	Borrower DTI Ratio Percent	35.987%	39.720%	-3.733%	The borrower is paid biweekly and has a reduction in pay deduction that was considered in qualifying. Audit review calculated the income using the more conservative YTD monthly average of $XXXX; therefore, the DTI is 35.987%.	Initial
XXXXXXXXXX	MOXBZVS11ZO	Borrower DTI Ratio Percent	7.482%	40.500%	-33.018%	The DTI ratio for this review is significantly lower as it includes the borrower's business income.	Initial
XXXXXXXXXX	CUECZL2I1J5	Borrower DTI Ratio Percent	42.941%	47.040%	-4.099%	The audit confirms.	Initial
XXXXXXXXXX	SK10XKGKR2Y	Borrower DTI Ratio Percent	26.784%	31.390%	-4.606%	DTI ratio decreased because of difference in higher audit income. No issue.	Initial
XXXXXXXXXX	JI1IG2BX0H5	Borrower DTI Ratio Percent	42.873%	37.880%	4.993%	The loan file has a letter from the university that indicates the borrower received a promotion in April that increased his base pay to $XXXX annually. Additionally, the borrower receives additional comp money up to 3/9th of his base pay. The indicated that he could earn approximately $XXXX; however, this was the income the origination underwriter used even though it was an approximation. The borrower current comp earnings were averaged out over 12 months. Combined with his base pay the total monthly earnings calculated during audit review is $XXXX resulting in a DTI of 42.90% which is under 43%.	Initial
XXXXXXXXXX	T5EU0MBKAI2	Borrower DTI Ratio Percent	38.807%	44.020%	-5.213%	Audit DTI 38.807%. No issue.	Initial
XXXXXXXXXX	WKDJK5EEQRX	Borrower DTI Ratio Percent	15.582%	21.530%	-5.948%	The audit income was higher than origination. No issue.	Initial
XXXXXXXXXX	IVXUQO2PLXJ	Borrower DTI Ratio Percent	29.759%	36.090%	-6.331%	The audit confirms.	Initial
XXXXXXXXXX	YST1YPERSJR	Borrower DTI Ratio Percent	41.378%	48.040%	-6.662%	Documented base income, per the pay stubs and W2s in the file is $XXXX. This income is greater than the $XXXX initially used for this loan. The resulting DTI ratio is 41.378%, based on the higher, documented income, used by the underwriter in this review. No issue is noted; no further action is required.	Initial
XXXXXXXXXX	L1PQDHRQQKH	Borrower DTI Ratio Percent	39.566%	46.650%	-7.084%	Documented income is $XXXX, which results in a lower DTI ratio, when compared to the initial income of $XXXX. No issue is note; no further action is required.	Initial
XXXXXXXXXX	HFGYGZVN0YK	Subject Property Type	2 Family	Single Family		The appraisal reflects the subject property as a 2 unit residence.	Initial
XXXXXXXXXX	RSG3NHF1MJ5	Borrower DTI Ratio Percent	31.964%	39.290%	-7.326%	The variance is due to the income calculation. The borrower's paystub shows an annual salary of $XXXX. Divided by 12 months is $XXXX/mo. The co-borrower's paystub shows an hourly rate of $XXXX. Multiplied by 40 hours per week equals $XXXX/mo. It is unclear how the underwriter calculated income, as there is no income calculation in the file.	Initial
XXXXXXXXXX	CTGVZBW2F1Z	Borrower DTI Ratio Percent	40.472%	48.560%	-8.088%	Verified base income per this review is $XXXX. Income used at origination was $XXXX. The higher income used in this review results in a lower DTI ratio of 40.472%. No issue is noted; no further action is required.	Initial
XXXXXXXXXX	TRDXDPAS4U1	Borrower DTI Ratio Percent	17.700%	26.800%	-9.100%	The loan file contained IRA, bank statements, and Transcripts documenting the borrower receives a monthly IRA distribution of $XXXX plus SS income of $XXXX for a combined monthly income of $XXXX; therefore the audit DTI is 17.700%.	Initial